ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2023	2022
Accounts payable (a)	$200,025	$136,302
Accrued payroll and welfare payable	56,754	85,229
VAT and other taxes payable	26,653	14,067
Office rental deposit	37,788	-
Payable office rental and property management fees	219,583	65,382
Others(b)	65,242	66,756
Total other payables and accruals	$606,045	$367,736

(a)	Accounts payable primarily include supplier’s service charges.

(b)	Office expenses, such as office consumables and stationaries paid for the management of the company.